Summary of Significant Accounting Policies - Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis (Details)	12 Months Ended
Dec. 31, 2024
Brands [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, description	Indefinite
FKAP [Member] | Player contracts [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	2 years
FKAP [Member] | Broadcasting rights [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	5 years
UYBA [Member] | Player contracts [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	1 year
UYBA [Member] | Season ticket holders [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	5 years
UYBA [Member] | Stadium lease [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	16 years
UYBA [Member] | Customer relationships [Member]
Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	3 years